                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 9/23/71        since 9/28/92        since 8/30/93      since 8/12/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.68%      7.53%     5.55%      5.55%     4.93%      4.93%       4.13%

10-year                  5.67       5.16      5.04       5.04      4.89       4.89          --

5-year                   5.18       4.17      4.36       4.11      4.40       4.40          --

1-year                   5.47       0.44      4.69       0.69      4.74       3.74        5.73

6-month                  3.95      -1.05      3.41      -0.59      3.62       2.62        3.92
---------------------------------------------------------------------------------------------------

30-Day SEC Yield             4.55%                4.04%                4.11%              5.03%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and nonqualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Corporate Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB-Rated Index is an index of funds with similar investment objectives as this fund. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") continued to hold the target federal funds rate steady throughout the six-month period. Comments made by Fed members earlier in 2006 indicated that they plan to rely heavily on economic data in making future decisions concerning the direction of interest rates, and that inflation will most likely have the greatest impact on any future policy moves going forward. Inflation during the period remained above the Fed's comfort zone.

Overall, economic data has been strong. Recent employment gains have been above trend. Real gross domestic product (GDP) expanded at an annualized 3.5 percent clip in the fourth quarter of 2006. Despite a headwind resulting from the downturn in residential housing, the economy grew by more than 6 percent in both 2005 and 2006. Residential housing remains under scrutiny, but there are signs of stabilization in several markets.

Given this economic backdrop, we view the end of February rally, which was essentially a "flight-to-quality" driven by the spillover effects of the equity volatility and subprime lending situations, as a short-term phenomenon. In our view, real economic growth rates would need to fall below two percent and inflation would have to remain benign before the current yields on five- and 10-year Treasuries could be construed as offering fair value.

Within the investment-grade corporate sector, lower-rated issues (BBB- and A-rated) outpaced higher-rated issues (AA-rated and above). The industrials sector posted the highest returns, followed by utilities and financials. Overall, yield spreads (versus Treasuries) on corporate issues narrowed during the period, although there was some widening in the final month of the period.

PERFORMANCE ANALYSIS

The fund returned 3.95 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges) underperforming both of the fund's benchmarks, the Lehman Brothers Corporate Bond Index and the Lipper Corporate BBB-Rated Index, which returned 4.64 percent and 4.69 percent for the period, respectively.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

--------------------------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              CORPORATE BOND    LIPPER CORPORATE
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX        BBB-RATED INDEX

       3.95%     3.41%     3.62%     3.92%         4.64%               4.69%
--------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

During the period, we kept the fund's overall duration* well below that of the Lehman Brothers Corporate Bond Index. This posture was beneficial as interest rates rose across the market, but detracted from relative performance during periods of sharp yield increases.

Overall, an underweight in portfolio credit risk hurt relative performance, although good security selection within the investment grade sector offset a portion of this underperformance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

RATINGS ALLOCATIONS AS OF 2/28/07
AAA/Aaa                                                          15.0%
AA/Aa                                                            13.9
A/A                                                              26.8
BBB/Baa                                                          40.5
BB/Ba                                                             2.2
B/B                                                               1.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
United States Treasury Obligations                               12.4%
Banking                                                          11.9
Electric                                                         10.0
Wireline Communications                                           6.8
Noncaptive-Consumer Finance                                       5.0
Food/Beverage                                                     4.4
Life Insurance                                                    3.9
Property & Casualty Insurance                                     3.8
Retail                                                            3.5
Noncaptive-Diversified Finance                                    3.3
Diversified Manufacturing                                         2.7
Automotive                                                        2.7
Railroads                                                         2.3
Natural Gas Pipelines                                             1.9
Construction Machinery                                            1.8
Health Care                                                       1.8
Media-Cable                                                       1.7
Consumer Products                                                 1.7
Technology                                                        1.3
Entertainment                                                     1.2
Natural Gas Distributors                                          1.1
Integrated Energy                                                 1.0
Transportation Services                                           0.9
Supermarkets                                                      0.9
Environmental & Facilities Services                               0.8
Textiles                                                          0.8
Media-Noncable                                                    0.7
Other Utilities                                                   0.6
Foreign Government Obligations                                    0.6
Aerospace & Defense                                               0.6
Brokerage                                                         0.6
Oil Field Services                                                0.6
Lodging                                                           0.5
Building Materials                                                0.4
Chemicals                                                         0.4
Refining                                                          0.3
Airlines                                                          0.2
Independent Energy                                                0.2
Paper                                                             0.1
                                                                -----
Total Long-Term Investments                                      95.4
Total Short-Term Investments                                      5.5
                                                                -----
Total Investments                                               100.9
Liabilities in Excess of Other Assets                            (0.9)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,039.50          $4.65
  Hypothetical................................     1,000.00         1,020.29           4.61
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,034.15           8.47
  Hypothetical................................     1,000.00         1,016.49           8.40
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,036.20           7.77
  Hypothetical................................     1,000.00         1,017.19           7.70
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,039.18           3.39
  Hypothetical................................     1,000.00         1,021.49           3.36
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.68%, 1.54% and 0.67% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          CORPORATE BONDS  82.1%
          AEROSPACE & DEFENSE  0.6%
$1,238    Raytheon Co. ............................... 4.500%   11/15/07   $  1,231,046
 3,310    Raytheon Co. ............................... 6.150    11/01/08      3,354,450
                                                                           ------------
                                                                              4,585,496
                                                                           ------------
          AIRLINES  0.2%
 1,792    America West Airlines, Inc. ................ 7.100    04/02/21      1,905,241
                                                                           ------------

          AUTOMOTIVE  2.7%
 2,155    ArvinMeritor, Inc. ......................... 8.750    03/01/12      2,273,525
 3,240    DaimlerChrysler NA Holding Corp. ........... 8.500    01/18/31      4,059,357
 6,005    Ford Motor Credit Co. ...................... 7.250    10/25/11      5,912,817
 9,265    General Motors Acceptance Corp. ............ 6.875    09/15/11      9,385,223
                                                                           ------------
                                                                             21,630,922
                                                                           ------------
          BANKING  11.9%
 5,120    Bank of America Corp. ...................... 3.375    02/17/09      4,975,959
 6,000    Bank of Scotland (United Kingdom) (a)....... 3.500    11/30/07      5,926,626
   660    Bank of Scotland (United Kingdom) (a)....... 3.600    08/15/07        655,181
 5,355    JPMorgan Chase & Co. ....................... 6.750    02/01/11      5,656,128
 6,010    Marshall & Ilsley Bank...................... 3.800    02/08/08      5,925,860
 4,475    MBNA Corp. (b).............................. 5.790    05/05/08      4,501,250
 6,160    National City Bank.......................... 3.375    10/15/07      6,085,039
 1,580    National City Bank.......................... 4.150    08/01/09      1,551,051
 6,702    PNC Funding Corp. .......................... 6.125    02/15/09      6,828,152
 5,200    Popular North America, Inc. ................ 4.250    04/01/08      5,126,539
 2,820    Popular North America, Inc. ................ 5.650    04/15/09      2,837,749
 5,855    SunTrust Banks, Inc. ....................... 5.050    07/01/07      5,849,760
 9,580    UniCredito Luxembourg Finance SA
          (Luxembourg) (a) (b)........................ 5.410    10/24/08      9,585,346
 6,000    U.S. Bancorp................................ 3.950    08/23/07      5,962,728
 3,650    USB Capital IX.............................. 6.189    04/15/42      3,764,475
10,400    Wachovia Capital Trust III.................. 5.800    08/29/49     10,582,790
 3,100    Wachovia Corp. ............................. 3.625    02/17/09      3,018,303
 1,690    Washington Mutual Bank FA................... 5.500    01/15/13      1,705,347
 4,797    Washington Mutual, Inc. .................... 8.250    04/01/10      5,202,087
                                                                           ------------
                                                                             95,740,370
                                                                           ------------
          BROKERAGE  0.3%
 2,000    Lehman Brothers Holdings, Inc. ............. 8.500    05/01/07      2,009,602
                                                                           ------------

          BUILDING MATERIALS  0.4%
 3,380    Masco Corp. ................................ 4.625    08/15/07      3,365,354
                                                                           ------------

          CHEMICALS  0.4%
 2,890    Ici Wilmington, Inc. ....................... 4.375    12/01/08      2,848,141
                                                                           ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          CONSTRUCTION MACHINERY  1.8%
$1,345    Caterpillar Financial Services Corp. ....... 4.875%   06/15/07   $  1,343,316
 5,460    Caterpillar Financial Services Corp., Ser
          F........................................... 3.625    11/15/07      5,397,980
 7,615    John Deere Capital Corp. (b)................ 5.410    04/15/08      7,623,879
                                                                           ------------
                                                                             14,365,175
                                                                           ------------
          CONSUMER PRODUCTS  1.7%
 6,120    Clorox Co. (b).............................. 5.485    12/14/07      6,127,607
 7,250    Whirlpool Corp. ............................ 9.100    02/01/08      7,467,507
                                                                           ------------
                                                                             13,595,114
                                                                           ------------
          DIVERSIFIED MANUFACTURING  2.7%
 3,935    Brascan Corp. (Canada)...................... 7.125    06/15/12      4,242,867
 1,220    Brascan Corp. (Canada)...................... 8.125    12/15/08      1,279,086
 2,260    Cooper Industries, Inc. .................... 5.250    07/01/07      2,255,430
 4,625    Cooper Industries, Inc. .................... 5.250    11/15/12      4,618,359
 1,450    Hutchison Whampoa International Ltd. (Cayman
          Islands) (a)................................ 5.450    11/24/10      1,472,565
 1,880    Hutchison Whampoa International Ltd. (Cayman
          Islands) (a)................................ 6.500    02/13/13      1,991,228
 6,200    Tyco International Group SA (Luxembourg).... 6.125    11/01/08      6,293,967
                                                                           ------------
                                                                             22,153,502
                                                                           ------------
          ELECTRIC  10.0%
 5,660    Ameren Corp. ............................... 4.263    05/15/07      5,649,229
 5,995    Arizona Public Service Co. ................. 5.800    06/30/14      6,091,891
 1,795    Baltimore Gas & Electric Co. ............... 6.625    03/15/08      1,819,541
 2,155    Carolina Power & Light Co. ................. 6.800    08/15/07      2,169,236
   530    Detroit Edison Co. ......................... 5.200    10/15/12        531,529
 2,685    Detroit Edison Co. ......................... 6.125    10/01/10      2,773,809
 2,690    Duquesne Light Co., Ser O................... 6.700    04/15/12      2,875,217
   320    Duquesne Light Co., Ser Q................... 5.700    05/15/14        327,412
 2,860    Entergy Gulf States, Inc. .................. 3.600    06/01/08      2,800,409
 4,395    Entergy Gulf States, Inc. (b)............... 5.769    12/01/09      4,391,572
 1,965    Entergy Gulf States, Inc. (a) (b)........... 6.100    12/08/08      1,970,716
 3,835    Exelon Corp. ............................... 6.750    05/01/11      4,025,205
   560    Indianapolis Power & Light Co. (a).......... 6.300    07/01/13        588,259
 4,285    MidAmerican Energy Holdings Co. ............ 3.500    05/15/08      4,201,018
 3,585    MidAmerican Energy Holdings Co. ............ 4.625    10/01/07      3,573,213
 5,550    NiSource Finance Corp. (b).................. 5.930    11/23/09      5,558,486
 2,250    NiSource Finance Corp. ..................... 7.875    11/15/10      2,449,370
 4,635    Ohio Power Co., Ser K....................... 6.000    06/01/16      4,849,513
 5,700    Oncor Electric Delivery Co. ................ 5.000    09/01/07      5,691,524
   572    PSEG Energy Holdings........................ 8.625    02/15/08        586,300
 2,045    Public Service Electric & Gas Co., Ser B.... 5.125    09/01/12      2,039,767
 7,650    Texas-New Mexico Power Co. ................. 6.125    06/01/08      7,685,947
 2,885    TXU Energy Co. ............................. 7.000    03/15/13      3,010,275
 5,100    Wisconsin Electric Power Co. ............... 3.500    12/01/07      5,037,331
                                                                           ------------
                                                                             80,696,769
                                                                           ------------

See Notes to Financial Statements                                              9

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          ENTERTAINMENT  1.2%
$5,745    Time Warner, Inc. (b)....................... 5.590%   11/13/09   $  5,759,897
 4,237    Time Warner, Inc. .......................... 6.150    05/01/07      4,239,906
                                                                           ------------
                                                                              9,999,803
                                                                           ------------
          ENVIRONMENTAL & FACILITIES SERVICES  0.8%
 4,518    Waste Management, Inc. ..................... 6.875    05/15/09      4,671,400
 1,745    Waste Management, Inc. ..................... 7.375    08/01/10      1,865,028
                                                                           ------------
                                                                              6,536,428
                                                                           ------------
          FOOD/BEVERAGE  4.4%
 2,235    ConAgra, Inc. .............................. 7.000    10/01/28      2,470,109
 2,040    ConAgra, Inc. .............................. 8.250    09/15/30      2,570,510
 5,030    FBG Finance Ltd. (Australia) (a)............ 5.125    06/15/15      4,832,135
 4,000    General Mills, Inc. ........................ 3.875    11/30/07      3,959,272
 3,145    Kraft Foods, Inc. .......................... 5.625    11/01/11      3,207,859
 7,805    Miller Brewing Co. (a)...................... 4.250    08/15/08      7,693,084
 1,645    Pilgrim's Pride Corp. ...................... 7.625    05/01/15      1,632,663
   655    Pilgrim's Pride Corp. ...................... 9.625    09/15/11        689,387
 5,230    Sara Lee Corp. ............................. 6.125    11/01/32      5,008,164
 2,705    YUM! Brands, Inc. .......................... 8.875    04/15/11      3,048,754
                                                                           ------------
                                                                             35,111,937
                                                                           ------------
          HEALTH CARE  1.8%
 4,420    Baxter Finance Co. (Netherlands)............ 4.750    10/15/10      4,369,762
 6,000    UnitedHealth Group, Inc. (b)................ 5.450    03/02/09      6,001,032
 2,410    Wellpoint, Inc. ............................ 3.750    12/14/07      2,380,955
 1,510    Wellpoint, Inc. ............................ 4.250    12/15/09      1,479,493
                                                                           ------------
                                                                             14,231,242
                                                                           ------------
          INDEPENDENT ENERGY  0.2%
 1,540    Kerr-McGee Corp. ........................... 6.625    10/15/07      1,548,316
                                                                           ------------

          INTEGRATED ENERGY  1.0%
 1,000    Consumers Energy Co., Ser A................. 6.375    02/01/08      1,008,977
 1,880    Consumers Energy Co., Ser F................. 4.000    05/15/10      1,815,071
 2,035    Consumers Energy Co., Ser H................. 4.800    02/17/09      2,021,184
 3,470    Petro-Canada (Canada)....................... 5.350    07/15/33      3,136,481
                                                                           ------------
                                                                              7,981,713
                                                                           ------------
          LIFE INSURANCE  3.9%
 2,280    AXA Financial, Inc. ........................ 6.500    04/01/08      2,304,214
   190    MetLife, Inc. .............................. 6.125    12/01/11        198,648
 2,730    Monumental Global Funding II (a)............ 3.850    03/03/08      2,691,231
   920    Nationwide Financial Services, Inc. ........ 6.250    11/15/11        958,730
 3,495    Platinum Underwriters Finance, Inc., Ser
          B........................................... 7.500    06/01/17      3,732,635
 3,055    Platinum Underwriters Holdings Ltd., Ser B
          (Bermuda)................................... 6.371    11/16/07      3,041,057
 7,705    Principal Life Global Funding I (a)......... 5.125    06/28/07      7,698,058

 10                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          LIFE INSURANCE (CONTINUED)
$4,510    Prudential Funding LLC (a).................. 6.600%   05/15/08   $  4,558,965
 6,095    Xlliac Global Funding (a)................... 4.800    08/10/10      6,022,372
                                                                           ------------
                                                                             31,205,910
                                                                           ------------
          LODGING  0.5%
 2,755    Hyatt Equities LLC (a)...................... 6.875    06/15/07      2,762,047
 1,005    Starwood Hotels & Resorts Worldwide,
          Inc. ....................................... 7.375    05/01/07      1,007,485
                                                                           ------------
                                                                              3,769,532
                                                                           ------------
          MEDIA-CABLE  1.7%
 2,625    Comcast Cable Communications, Inc. ......... 6.750    01/30/11      2,770,766
 2,725    Comcast Cable Communications, Inc. ......... 7.125    06/15/13      2,986,276
 4,455    Comcast Cable Communications, Inc. ......... 8.375    05/01/07      4,475,391
 2,495    Echostar DBS Corp. ......................... 6.375    10/01/11      2,513,712
 1,205    Echostar DBS Corp. ......................... 6.625    10/01/14      1,220,063
                                                                           ------------
                                                                             13,966,208
                                                                           ------------
          MEDIA-NONCABLE  0.7%
   845    Interpublic Group of Cos., Inc. ............ 6.250    11/15/14        798,525
 4,730    Viacom, Inc. ............................... 6.875    04/30/36      4,874,393
                                                                           ------------
                                                                              5,672,918
                                                                           ------------
          NATURAL GAS DISTRIBUTORS  1.1%
 1,470    KeySpan Corp. .............................. 4.900    05/16/08      1,465,249
 7,798    Sempra Energy............................... 4.621    05/17/07      7,787,192
                                                                           ------------
                                                                              9,252,441
                                                                           ------------
          NATURAL GAS PIPELINES  1.9%
 1,355    CenterPoint Energy Resources Corp. ......... 6.250    02/01/37      1,394,830
 2,115    Consolidated Natural Gas Co., Ser C......... 6.250    11/01/11      2,205,693
 5,015    Kinder Morgan Finance Corp. (Canada)........ 5.700    01/05/16      4,781,381
 3,325    Texas Eastern Transmission Corp. ........... 5.250    07/15/07      3,318,922
 2,895    Texas Eastern Transmission Corp. ........... 7.000    07/15/32      3,313,021
                                                                           ------------
                                                                             15,013,847
                                                                           ------------
          NONCAPTIVE-CONSUMER FINANCE  5.0%
 1,920    American General Finance Corp. ............. 4.625    05/15/09      1,898,070
 5,120    American General Finance Corp. ............. 4.625    09/01/10      5,029,847
 7,870    Countrywide Home Loans, Inc. ............... 3.250    05/21/08      7,683,953
   800    HSBC Finance Corp. ......................... 4.125    12/15/08        788,540
 1,175    HSBC Finance Corp. ......................... 4.125    11/16/09      1,151,272
 2,150    HSBC Finance Corp. ......................... 6.375    10/15/11      2,263,903
 4,700    HSBC Finance Corp. ......................... 6.750    05/15/11      4,995,151
 1,000    HSBC Finance Corp. ......................... 7.875    03/01/07      1,000,000
 9,355    Residential Capital Corp. .................. 6.375    06/30/10      9,443,760
 4,660    SLM Corp. .................................. 4.000    01/15/10      4,532,106
 1,230    SLM Corp. (b)............................... 5.520    07/26/10      1,231,248
   600    Washington Mutual Preferred Funding II
          (a)......................................... 6.665    12/31/49        605,940
                                                                           ------------
                                                                             40,623,790
                                                                           ------------

See Notes to Financial Statements                                             11

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          NONCAPTIVE-DIVERSIFIED FINANCE  3.3%
$  940    CIT Group, Inc. ............................ 3.650%   11/23/07   $    929,779
 1,545    CIT Group, Inc. ............................ 4.750    08/15/08      1,535,965
 1,165    CIT Group, Inc. ............................ 7.375    04/02/07      1,166,708
 6,000    General Electric Capital Corp., Ser A....... 4.250    01/15/08      5,956,542
 2,235    General Electric Capital Corp., Ser A....... 4.750    09/15/14      2,179,201
 5,440    General Electric Capital Corp., Ser A....... 5.875    02/15/12      5,639,729
 1,020    International Lease Finance Corp. .......... 3.750    08/01/07      1,013,105
 8,095    Nationwide Building Society (United Kingdom)
          (a)......................................... 4.250    02/01/10      7,898,057
                                                                           ------------
                                                                             26,319,086
                                                                           ------------
          OIL FIELD SERVICES  0.6%
 4,460    Panhandle Eastern Pipe Line Co., Ser B...... 2.750    03/15/07      4,456,749
                                                                           ------------

          OTHER UTILITIES  0.6%
 4,855    Plains All American Pipeline................ 6.700    05/15/36      5,169,818
                                                                           ------------

          PAPER  0.1%
   520    Bowater Canada Finance Corp. (Canada)....... 7.950    11/15/11        525,200
                                                                           ------------

          PROPERTY & CASUALTY INSURANCE  3.8%
 4,660    AIG SunAmerica Global Financing VI (a)...... 6.300    05/10/11      4,892,110
 5,675    Catlin Insurance Co., Ltd. (a).............. 7.249    12/01/49      5,823,872
 4,710    Farmers Exchange Capital (a)................ 7.050    07/15/28      5,018,496
 2,721    Farmers Insurance Exchange Surplus (a)...... 8.625    05/01/24      3,301,746
 4,610    Mantis Reef Ltd. (Australia) (a)............ 4.692    11/14/08      4,570,815
 4,140    St. Paul Travelers Cos., Inc. .............. 5.010    08/16/07      4,131,012
 3,315    Two-Rock Pass-Through Trust (Bermuda) (a)
          (b)......................................... 6.300    02/11/49      3,265,606
                                                                           ------------
                                                                             31,003,657
                                                                           ------------
          RAILROADS  2.3%
 3,740    Burlington Northern Santa Fe Corp. ......... 6.125    03/15/09      3,805,518
 3,640    CSX Corp. .................................. 6.750    03/15/11      3,835,162
 3,794    Norfolk Southern Corp. ..................... 7.350    05/15/07      3,806,520
 7,375    Union Pacific Corp. ........................ 6.625    02/01/08      7,449,163
                                                                           ------------
                                                                             18,896,363
                                                                           ------------
          REFINING  0.3%
 2,460    Valero Energy Corp. ........................ 3.500    04/01/09      2,383,187
                                                                           ------------

          RETAIL  3.5%
   800    CVS Corp. .................................. 3.875    11/01/07        792,183
 2,265    CVS Corp. .................................. 5.750    08/15/11      2,317,845
 7,973    CVS Lease Pass-Through Trust (a)............ 6.036    12/10/28      8,068,288
 1,500    Federated Department Stores, Inc. .......... 6.300    04/01/09      1,531,661
 2,000    Federated Department Stores, Inc. .......... 6.625    09/01/08      2,034,786
 5,720    Home Depot, Inc. (b)........................ 5.490    12/16/09      5,731,566

 12                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          RETAIL (CONTINUED)
$2,970    May Department Stores Co. .................. 5.950%   11/01/08   $  2,999,834
 4,790    May Department Stores Co. .................. 6.700    07/15/34      4,840,654
                                                                           ------------
                                                                             28,316,817
                                                                           ------------
          SUPERMARKETS  0.9%
 1,985    Delhaize America, Inc. ..................... 9.000    04/15/31      2,394,406
 2,595    Fred Meyer, Inc. ........................... 7.450    03/01/08      2,646,781
 1,800    Kroger Co., Ser B........................... 7.250    06/01/09      1,871,838
                                                                           ------------
                                                                              6,913,025
                                                                           ------------
          TECHNOLOGY  1.3%
 7,895    Hewlett-Packard Co. (b)..................... 5.485    05/22/09      7,907,979
 2,995    LG Electronics, Inc. (South Korea) (a)...... 5.000    06/17/10      2,950,851
                                                                           ------------
                                                                             10,858,830
                                                                           ------------
          TEXTILES  0.8%
 2,845    Mohawk Industries, Inc., Ser C.............. 6.500    04/15/07      2,847,657
 3,245    Mohawk Industries, Inc., Ser D.............. 7.200    04/15/12      3,448,533
                                                                           ------------
                                                                              6,296,190
                                                                           ------------
          TRANSPORTATION SERVICES  0.9%
 2,300    FedEx Corp. ................................ 2.650    04/01/07      2,295,439
 5,000    FedEx Corp. ................................ 5.500    08/15/09      5,040,990
                                                                           ------------
                                                                              7,336,429
                                                                           ------------
          WIRELINE COMMUNICATIONS  6.8%
 6,640    AT&T Corp. ................................. 8.000    11/15/31      8,454,632
 7,615    BellSouth Corp. (b)......................... 5.485    11/15/07      7,623,552
 4,865    France Telecom SA (France).................. 8.500    03/01/31      6,542,574
 6,000    SBC Communications, Inc. ................... 4.125    09/15/09      5,868,498
 3,155    SBC Communications, Inc. ................... 6.150    09/15/34      3,224,318
 6,650    Sprint Capital Corp. ....................... 6.125    11/15/08      6,749,112
 2,080    Sprint Capital Corp. ....................... 8.750    03/15/32      2,545,302
 4,480    Telecom Italia Capital (Luxembourg)......... 4.000    01/15/10      4,326,444
 1,900    Telecom Italia Capital Ser A (Luxembourg)... 4.000    11/15/08      1,861,884
 5,210    Telefonica Europe BV (Netherlands).......... 8.250    09/15/30      6,480,646
 1,000    Verizon Communications, Inc. ............... 7.510    04/01/09      1,044,590
   265    Verizon New England, Inc. .................. 6.500    09/15/11        276,792
                                                                           ------------
                                                                             54,998,344
                                                                           ------------

TOTAL CORPORATE BONDS  82.1%............................................    661,283,466
                                                                           ------------

          FOREIGN GOVERNMENT OBLIGATIONS  0.6%
   ARS
  3,000   Argentina International Government Bond
          (Argentina)................................. 5.830    12/31/33      1,423,676
   MXN
 36,345   Mexican Fixed Rate Bond (Mexico)............ 9.500    12/18/14      3,542,610
                                                                           ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS....................................      4,966,286
                                                                           ------------

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                  COUPON   MATURITY      VALUE
---------------------------------------------------------------------------------------
          MORTGAGE BACKED SECURITIES  0.3%
$1,717    World Financial Properties Ser 1996 (a)..... 6.910%   09/01/13   $  1,807,732
   691    World Financial Properties Ser 1996 (a)..... 6.950    09/01/13        728,631
                                                                           ------------

TOTAL MORTGAGE BACKED SECURITIES........................................      2,536,363
                                                                           ------------

          UNITED STATES TREASURY OBLIGATIONS  12.4%
15,950    United States Treasury Bonds................ 6.125    08/15/29     18,945,617
24,900    United States Treasury Bonds................ 6.375    08/15/27     30,078,428
   500    United States Treasury Bonds................ 8.125    08/15/21        674,961
 7,500    United States Treasury Notes................ 4.000    02/15/14      7,262,700
10,685    United States Treasury Notes (c)............ 4.250    08/15/13     10,535,581
 8,500    United States Treasury Notes................ 4.250    11/15/13      8,369,185
10,125    United States Treasury Notes................ 4.500    02/28/11     10,124,210
 6,000    United States Treasury Notes................ 4.625    10/31/11      6,027,660
 7,800    United States Treasury Notes................ 4.750    01/31/12      7,881,354
                                                                           ------------

TOTAL UNITED STATES TREASURY OBLIGATIONS................................     99,899,696
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  95.4%
  (Cost $763,405,035)...................................................    768,685,811
                                                                           ------------
SHORT-TERM INVESTMENTS  5.5%
REPURCHASE AGREEMENTS  4.0%
Citigroup Global Markets, Inc. ($7,067,824 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 02/28/07, to be sold on 03/01/07 at $7,068,859)..........      7,067,824
State Street Bank & Trust Co. ($25,098,176 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.12%, dated 02/28/07, to be sold on 03/01/07 at $25,101,745).........     25,098,176
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS.............................................     32,166,000
                                                                           ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

DESCRIPTION                                                                       VALUE
-------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  1.5%
United States Treasury Bills ($2,055,000 par, yielding 5.236%, 12/07/07
  maturity) (d).............................................................   $  2,017,618
United States Treasury Bills ($10,540,000 par, yielding 5.237%, 03/29/07
  maturity).................................................................     10,497,823
                                                                               ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...........................     12,515,441
                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS  5.5%
  (Cost $44,681,441)........................................................     44,681,441
                                                                               ------------

TOTAL INVESTMENTS  100.9%
  (Cost $808,086,476).......................................................    813,367,252

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.9%)...............................     (7,418,277)
                                                                               ------------

NET ASSETS  100.0%..........................................................   $805,948,975
                                                                               ============

Percentages are calculated as a percentage of net assets.

(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Floating Rate Coupon

(c) Security purchased on a when-issued or delayed delivery basis.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

Currency Abbreviations:

MXN--Mexican Peso

ARS--Argentine Peso

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $112,938 per contract)...........................    1,145       $1,440,851
U.S. Treasury Notes 10-Year Futures, June 2007 (Current
  Notional Value of $108,594 per contract)..................       12           12,098
U.S. Treasury Notes 5-Year Futures, June 2007 (Current
  Notional Value of $105,953 per contract)..................      828          499,698

SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2007 (Current
  Notional Value of $204,953 per contract)..................      595         (456,942)
                                                                -----       ----------
                                                                2,580       $1,495,705
                                                                =====       ==========

SWAP AGREEMENTS OUTSTANDING AS OF FEBRUARY 28, 2007:

CREDIT DEFAULT SWAPS

                                                          PAY/
                                                         RECEIVE                NOTIONAL    UNREALIZED
                                             BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            REFERENCE ENTITY    PROTECTION    RATE        DATE       (000)     DEPRECIATION
JP Morgan Chase
  Bank, N.A.          Tyco International,
                      Ltd.                      Buy        0.65%    03/20/11     $3,500      $ (30,669)
Goldman Sachs
  Capital Markets,
  L.P.                Tyco International,
                      Ltd.                      Buy        0.80     03/20/11      2,100        (40,704)
Goldman Sachs
  Capital Markets,
  L.P.                Dow Jones CDX NA IG
                      HVOL                      Buy        0.75     06/20/11     30,300       (110,517)
Goldman Sachs
  Capital Markets,
  L.P.                Southwest Airlines
                      Co.                       Buy        0.22     12/20/11      7,900         22,781
Goldman Sachs
  Capital Markets,
  L.P.                The Hartford
                      Financial Services
                      Group, Inc.               Buy        0.12     12/20/11      7,920         (6,954)
Goldman Sachs
  Capital Markets,
  L.P.                Motorola, Inc.            Buy        0.15     12/20/11      2,550         24,822

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                          PAY/
                                                         RECEIVE                NOTIONAL    UNREALIZED
                                             BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            REFERENCE ENTITY    PROTECTION    RATE        DATE       (000)     DEPRECIATION
JP Morgan Chase
  Bank, N.A.          Lehman Brothers
                      Holdings, Inc.            Buy        0.20%    12/20/11     $7,920      $  36,840
Goldman Sachs
  Capital Markets,
  L.P.                Motorola, Inc.            Buy        0.16     12/20/11      5,300         49,906
JP Morgan Chase
  Bank, N.A.          Union Pacific Corp.       Buy        0.19     12/20/11      7,900         18,130
Citibank, N.A., New
  York                Tyco International,
                      Ltd.                      Buy        0.43     03/20/12      1,400           (257)
Goldman Sachs
  Capital Markets,
  L.P.                Dow Jones CDX NA IG
                      HVOL                      Buy        0.75     12/20/11     15,800         (1,257)
Goldman Sachs
  Capital Markets,
  L.P.                The Chubb Corp.           Buy        0.10     03/20/12      7,900           (794)
Bank of America,
  N.A.                The Gap, Inc.             Buy        1.19     03/20/12      4,750        (18,024)
Goldman Sachs
  Capital Markets,
  L.P.                Dell, Inc.                Buy        0.22     03/20/12      4,000         (1,965)
Goldman Sachs
  Capital Markets,
  L.P.                Countrywide Home
                      Loans, Inc.              Sell        0.60     03/20/12      4,020            840
Goldman Sachs
  Capital Markets,
  L.P.                Residential Capital,
                      LLC                      Sell        2.00     03/20/17      8,000         67,047
                                                                                             ---------
                                                                                             $   9,225
                                                                                             =========

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $808,086,476).......................  $813,367,252
Cash........................................................             8
Receivables:
  Investments Sold..........................................    18,542,287
  Interest..................................................     9,643,288
  Fund Shares Sold..........................................     1,545,751
Swap Contracts..............................................        11,604
Other.......................................................       124,086
                                                              ------------
    Total Assets............................................   843,234,276
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    32,312,966
  Fund Shares Repurchased...................................     2,924,698
  Variation Margin on Futures...............................       546,000
  Distributor and Affiliates................................       507,475
  Investment Advisory Fee...................................       240,287
  Income Distributions......................................       234,779
Trustees' Deferred Compensation and Retirement Plans........       207,357
Accrued Expenses............................................       311,739
                                                              ------------
    Total Liabilities.......................................    37,285,301
                                                              ------------
NET ASSETS..................................................  $805,948,975
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $809,586,199
Net Unrealized Appreciation.................................     6,784,859
Accumulated Net Realized Loss...............................    (4,821,732)
Accumulated Undistributed Net Investment Income.............    (5,600,351)
                                                              ------------
NET ASSETS..................................................  $805,948,975
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $642,600,505 and 96,950,216 shares of
    beneficial interest issued and outstanding).............  $       6.63
    Maximum sales charge (4.75%* of offering price).........          0.33
                                                              ------------
    Maximum offering price to public........................  $       6.96
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $94,086,465 and 14,227,159 shares of
    beneficial interest issued and outstanding).............  $       6.61
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $29,336,247 and 4,432,630 shares of
    beneficial interest issued and outstanding).............  $       6.62
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $39,925,758 and 6,018,779 shares of
    beneficial interest issued and outstanding).............  $       6.63
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations

For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $20,621,177
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,525,834
Distribution (12b-1) and Service Fees
  Class A...................................................      757,166
  Class B...................................................      481,425
  Class C...................................................      124,356
Transfer Agent Fees.........................................      760,994
Reports to Shareholders.....................................       87,926
Accounting and Administrative Expenses......................       71,258
Registration Fees...........................................       46,488
Custody.....................................................       31,667
Trustees' Fees and Related Expenses.........................       27,694
Professional Fees...........................................       16,818
Other.......................................................       18,507
                                                              -----------
    Total Expenses..........................................    3,950,133
    Less Credits Earned on Cash Balances....................       22,015
                                                              -----------
    Net Expenses............................................    3,928,118
                                                              -----------
NET INVESTMENT INCOME.......................................  $16,693,059
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,754,178
  Futures...................................................    2,128,879
  Foreign Currency Transactions.............................          (14)
  Swap Contracts............................................      (74,970)
                                                              -----------
Net Realized Gain...........................................    3,808,073
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (2,034,100)
                                                              -----------
  End of the Period:
    Investments.............................................    5,280,776
    Futures.................................................    1,495,705
    Foreign Currency Translation............................         (847)
    Swap Contracts..........................................        9,225
                                                              -----------
                                                                6,784,859
                                                              -----------
Net Unrealized Appreciation During the Period...............    8,818,959
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $12,627,032
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $29,320,091
                                                              ===========

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2007    AUGUST 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 16,693,059        $  30,007,616
Net Realized Gain/Loss..................................       3,808,073             (769,804)
Net Unrealized Appreciation/Depreciation During the
  Period................................................       8,818,959          (21,661,719)
                                                            ------------        -------------
Change in Net Assets from Operations....................      29,320,091            7,576,093
                                                            ------------        -------------

Distributions from Net Investment Income:
  Class A Shares........................................     (14,535,494)         (25,558,482)
  Class B Shares........................................      (1,936,529)          (4,399,602)
  Class C Shares........................................        (591,972)          (1,121,886)
  Class I Shares........................................        (971,293)          (1,435,264)
                                                            ------------        -------------
Total Distributions.....................................     (18,035,288)         (32,515,234)
                                                            ------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      11,284,803          (24,939,141)
                                                            ------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................     114,377,418          274,997,260
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................      16,596,658           29,576,525
Cost of Shares Repurchased..............................     (95,120,010)        (204,876,191)
                                                            ------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      35,854,066           99,697,594
                                                            ------------        -------------
TOTAL INCREASE IN NET ASSETS............................      47,138,869           74,758,453
NET ASSETS:
Beginning of the Period.................................     758,810,106          684,051,653
                                                            ------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of $(5,600,351) and
  $(4,258,122), respectively)...........................    $805,948,975        $ 758,810,106
                                                            ============        =============

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED AUGUST 31,
CLASS A SHARES                    FEBRUARY 28,    ----------------------------------------------
                                      2007         2006      2005      2004      2003      2002
                                  --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $ 6.53       $ 6.78    $ 6.72    $ 6.58    $ 6.39    $ 6.75
                                     ------       ------    ------    ------    ------    ------
  Net Investment Income..........      0.14(a)      0.28(a)   0.29      0.33      0.33(a)   0.37
  Net Realized and Unrealized
    Gain/Loss....................      0.12       (0.22)      0.09      0.16      0.25     (0.33)
                                     ------       ------    ------    ------    ------    ------
Total from Investment
  Operations.....................      0.26         0.06      0.38      0.49      0.58      0.04
                                     ------       ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income............      0.16         0.31      0.32      0.35      0.39       .40
  Return of Capital
    Distributions................       -0-          -0-       -0-       -0-(c)    -0-       -0-
                                     ------       ------    ------    ------    ------    ------
Total Distributions..............      0.16         0.31      0.32      0.35      0.39      0.40
                                     ------       ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $ 6.63       $ 6.53    $ 6.78    $ 6.72    $ 6.58    $ 6.39
                                     ======       ======    ======    ======    ======    ======

Total Return (b).................    3.95%*        0.93%     5.79%     7.55%     9.20%     0.54%
Net Assets at End of the Period
  (In millions)..................    $642.6       $591.2    $502.6    $394.7    $318.4    $246.5
Ratio of Expenses to Average Net
  Assets.........................     0.92%        0.96%     0.99%     0.98%     1.01%     1.03%
Ratio of Net Investment Income to
  Average Net Assets.............     4.43%        4.33%     4.29%     4.80%     4.98%     5.48%
Portfolio Turnover...............      24%*          45%       61%       38%       46%       82%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

See Notes to Financial Statements                                             21

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED AUGUST 31,
CLASS B SHARES                    FEBRUARY 28,    ----------------------------------------------
                                      2007         2006      2005      2004      2003      2002
                                  --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $6.52        $ 6.76    $ 6.70    $ 6.57    $ 6.38    $ 6.74
                                     -----        ------    ------    ------    ------    ------
  Net Investment Income..........     0.12(a)       0.23(a)   0.24      0.26      0.28(a)   0.32
  Net Realized and Unrealized
    Gain/Loss....................     0.10         (0.21)     0.09      0.16      0.25     (0.33)
                                     -----        ------    ------    ------    ------    ------
Total from Investment
  Operations.....................     0.22          0.02      0.33      0.42      0.53     (0.01)
                                     -----        ------    ------    ------    ------    ------
Less:
  Distributions from Net
    Investment Income............     0.13          0.26      0.27      0.29      0.34      0.35
  Return of Capital
    Distributions................      -0-           -0-       -0-       -0-(c)    -0-       -0-
                                     -----        ------    ------    ------    ------    ------
Total Distributions..............     0.13          0.26      0.27      0.29      0.34      0.35
                                     -----        ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.....................    $6.61        $ 6.52    $ 6.76    $ 6.70    $ 6.57    $ 6.38
                                     =====        ======    ======    ======    ======    ======

Total Return (b).................    3.41%*        0.30%     5.01%     6.59%     8.38%    -0.22%
Net Assets at End of the Period
  (In millions)..................    $94.1        $100.2    $123.6    $126.5    $135.6    $112.3
Ratio of Expenses to Average Net
  Assets.........................    1.68%         1.72%     1.75%     1.75%     1.77%     1.78%
Ratio of Net Investment Income to
  Average Net Assets.............    3.66%         3.57%     3.55%     4.06%     4.23%     4.73%
Portfolio Turnover...............      24%*          45%       61%       38%       46%       82%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $0.01 per share.

 22                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                       YEAR ENDED AUGUST 31,
CLASS C SHARES                     FEBRUARY 28,      -----------------------------------------------
                                       2007          2006       2005       2004       2003     2002
                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................    $6.52          $6.76      $6.71      $6.57      $6.38   $ 6.74
                                      -----          -----      -----      -----      -----   ------
  Net Investment Income...........     0.12(a)        0.23(a)    0.24       0.27       0.28(a)   0.32
  Net Realized and Unrealized
    Gain/Loss.....................     0.11          (0.21)      0.08       0.16       0.25    (0.33)
                                      -----          -----      -----      -----      -----   ------
Total from Investment
  Operations......................     0.23           0.02       0.32       0.43       0.53    (0.01)
                                      -----          -----      -----      -----      -----   ------
Less:
  Distributions from Net
    Investment Income.............     0.13           0.26       0.27       0.29       0.34     0.35
  Return of Capital
    Distributions.................      -0-            -0-        -0-      -0-(d)       -0-      -0-
                                      -----          -----      -----      -----      -----   ------
Total Distributions...............     0.13           0.26       0.27       0.29       0.34     0.35
                                      -----          -----      -----      -----      -----   ------
NET ASSET VALUE, END OF THE
  PERIOD..........................    $6.62          $6.52      $6.76      $6.71      $6.57   $ 6.38
                                      =====          =====      =====      =====      =====   ======

Total Return (b)..................    3.62%*(c)      0.16%(c)   5.17%(c)   6.59%(c)   8.38%   -0.22%
Net Assets at End of the Period
  (In millions)...................    $29.3          $28.6      $29.2      $28.6      $29.6   $ 23.4
Ratio of Expenses to Average Net
  Assets..........................    1.54%(c)       1.71%(c)   1.71%(c)   1.73%(c)   1.77%    1.78%
Ratio of Net Investment Income to
  Average Net Assets..............    3.80%(c)       3.58%(c)   3.59%(c)   4.07%(c)   4.22%    4.73%
Portfolio Turnover................      24%*           45%        61%        38%        46%      82%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 7).

(d) Amount is less than $0.01 per share.

See Notes to Financial Statements                                             23

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS                        AUGUST 12, 2005
                                               ENDED                           (COMMENCEMENT OF
CLASS I SHARES                              FEBRUARY 28,      YEAR ENDED        OPERATIONS) TO
                                                2007        AUGUST 31, 2006    AUGUST 31, 2005
                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................     $6.54             $6.78              $6.72
                                               -----             -----              -----
  Net Investment Income...................      0.15(a)           0.29(a)            0.03
  Net Realized and Unrealized Gain/Loss...      0.10             (0.21)              0.06
                                               -----             -----              -----
Total from Investment Operations..........      0.25              0.08               0.09
Less Distributions from Net Investment
  Income..................................      0.16              0.32               0.03
                                               -----             -----              -----
NET ASSET VALUE, END OF THE PERIOD........     $6.63             $6.54              $6.78
                                               =====             =====              =====

Total Return (b)..........................     3.92%*            1.33%              1.11%*
Net Assets at End of the Period (In
  millions)...............................     $39.9             $38.8              $28.7
Ratio of Expenses to Average Net Assets...     0.67%             0.72%              0.86%
Ratio of Net Investment Income to Average
  Net Assets..............................     4.67%             4.59%              4.32%
Portfolio Turnover........................       24%*              45%                61%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 24                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund's primary investment objective. The Fund commenced investment operations on September 23, 1971. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Credit default swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

commitments until payment is made. At February 28, 2007, the Fund had $10,584,269 of when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $6,357,540, which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$5,560,726..................................................  August 31, 2011
  436,571...................................................  August 31, 2012
  360,243...................................................  August 31, 2014

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $812,811,302
                                                              ============
Gross tax unrealized appreciation...........................  $  8,314,378
Gross tax unrealized depreciation...........................    (7,758,428)
                                                              ------------
Net tax unrealized appreciation on investments..............  $    555,950
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the year ended August 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $32,525,490
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $32,525,490
                                                              ===========

    As of August 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $294,973

F. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody fee was reduced by $22,015 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................      .42%
Next $750 million...........................................      .35
Over $1.250 billion.........................................      .22

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $3,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $23,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $661,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $91,813 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $273,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $96,200. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the year ended August 31, 2006, transactions were as follows:

                                              FOR THE                        FOR THE
                                         SIX MONTHS ENDED                   YEAR ENDED
                                         FEBRUARY 28, 2007               AUGUST 31, 2006
                                    ---------------------------    ----------------------------
                                      SHARES          VALUE          SHARES           VALUE
Sales:
  Class A.........................   14,642,495    $ 96,201,581     33,673,853    $ 220,273,129
  Class B.........................    1,327,654       8,700,793      4,260,898       27,860,021
  Class C.........................      601,771       3,948,117      1,353,140        8,843,562
  Class I.........................      840,895       5,526,927      2,782,444       18,020,548
                                    -----------    ------------    -----------    -------------
Total Sales.......................   17,412,815    $114,377,418     42,070,335    $ 274,997,260
                                    ===========    ============    ===========    =============
Dividend Reinvestment:
  Class A.........................    2,045,826    $ 13,477,948      3,594,502    $  23,444,306
  Class B.........................      261,707       1,720,157        589,962        3,840,743
  Class C.........................       70,102         461,019        131,477          856,217
  Class I.........................      142,202         937,534        219,719        1,435,259
                                    -----------    ------------    -----------    -------------
Total Dividend Reinvestment.......    2,519,837    $ 16,596,658      4,535,660    $  29,576,525
                                    ===========    ============    ===========    =============
Repurchases:
  Class A.........................  (10,226,292)   $(67,195,385)   (20,947,743)   $(136,661,300)
  Class B.........................   (2,737,135)    (17,920,915)    (7,755,242)     (50,546,695)
  Class C.........................     (619,007)     (4,060,783)    (1,419,885)      (9,258,547)
  Class I.........................     (903,956)     (5,942,927)    (1,288,016)      (8,409,649)
                                    -----------    ------------    -----------    -------------
Total Repurchases.................  (14,486,390)   $(95,120,010)   (31,410,886)   $(204,876,191)
                                    ===========    ============    ===========    =============

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $2,900, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $161,236,214 and $116,625,025, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $91,751,045 and $60,001,107, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended February 28, 2007, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2006..............................    2,266
Futures Opened..............................................    6,702
Futures Closed..............................................   (6,388)
                                                               ------
Outstanding at February 28, 2007............................    2,580
                                                               ======

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations.

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $886,100 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 32

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             17, 117, 217, 617
                                                                  LTMGSAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00173P-Y02/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Corporate Bond Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007